Earnings/ (Loss) Per Unit (Tables)	6 Months Ended
Jun. 30, 2020
Earnings Per Unit [Abstract]
Earnings per Unit, Basic and Diluted
	Three Month Period Ended June 30, 2020	Three Month Period Ended June 30, 2019	Six Month Period Ended June 30, 2020	Six Month Period Ended June 30, 2019
Numerator
Net (loss)/income	$ (2,119)	$ 448	$ 2,890	$ 501
Denominator:
Denominator for basic and diluted earnings per common unit—weighted average number of common units	34,603,100	34,603,100	34,603,100	34,603,100
Basic and diluted net (loss)/earnings per common unit	(0.06)	0.01	0.08	0.01